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SUPPLEMENT DATED FEBRUARY 13, 2004:

     AXA PREMIER VIP TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information of AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference

                             Sub-Adviser Name Change

The information provided below updates the information of one of the Sub-advisers to the AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio of Premier VIP Trust.

     Effective January 1, 2004, Dresdner RCM Global Investors LLC changed its name to "RCM Capital Management LLC."

                      AXA Premier VIP Technology Portfolio

The information provided below replaces the information regarding the portfolio managers (including their business experience) of RCM Capital Management LLC ("RCM"), one of the sub-advisers of AXA Premier VIP Technology Portfolio, located in the table under the headings "Sub-Adviser(s) and Portfolio Manager(s)" and "Business Experience" in the section entitled "MANAGEMENT TEAM - The Manager and the Sub-Advisers" in the Prospectus.

     Huachen Chen is a Managing Director, Senior Analyst and Portfolio Manager, and has been associated with RCM since 1994. He joined RCM in 1984 as a Securities Analyst.

     Walter C. Price has been a Managing Director, Senior Analyst and Portfolio Manager of RCM since 1978. He joined RCM in 1974 as a Senior Securities Analyst.

                   AXA Premier VIP Large Cap Growth Portfolio

The information provided below replaces the information regarding the portfolio managers (including their business experience) of TCW Investment Management Company ("TCW"), one of the sub-advisers of AXA Premier VIP Large Cap Growth Portfolio, located in the table under the headings "Sub-Adviser(s) and Portfolio Manager(s)" and "Business Experience" in the section entitled "MANAGEMENT TEAM - The Manager and the Sub-Advisers" in the Prospectus.

     Glen E. Bickerstaff has been a Group Managing Director of TCW since 2001. He jointed TCW in 1998 as a Managing Director. Prior to joining TCW, he was a Vice President and Senior Portfolio Manager at Transamerica Investment Services from 1987 to 1998.

     Brian M. Beitner has been a Managing Director of TCW since he joined the firm in 1998. Prior to joining TCW, he was a Senior Vice President with Scudder Kemper Investments from 1990 to 1998.